Shareholder Report, Line Graph (Details) WE0000000002518A_Dimensional International Core Equity 2 ETF_Single_TSR Annual {Single} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Mar. 23, 2022	Oct. 31, 2025
Dimensional International Core Equity 2 ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Dimensional International Core Equity 2 ETF – NAV
Accumulated Value	$ 11,387	$ 9,291	$ 8,217	$ 10,000	$ 14,458
MSCI World ex USA IMI Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World ex USA IMI Index (net div.)
Accumulated Value	$ 11,299	$ 9,126	$ 8,180	$ 10,000	$ 14,000